Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Investor Class

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class Z

Supplement dated December 4, 2006, to the Prospectuses dated November 1, 2006.

This supplement contains important information about the Investor Class and Class Z shares of the Funds referenced above.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 32 of the Investor Class Prospectus and page 16 of the Class Z Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fee and Expenses” on page 15 of the Investor Class Prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.79%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	0.52%
Net Expenses[3]	0.66%
[1]	The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

101857 12-06	MIIV126/P1106SP 12-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated December 4, 2006, to the Prospectus dated October 1, 2006.

This supplement contains important information about the shares of the Portfolios referenced above (the “Portfolios”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 41 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$1,000	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$250	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

101855 12-06	WBP126/P810SP 12-06

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Investor Class

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class Z

Supplement dated December 4, 2006, to the Prospectuses dated October 1, 2006.

This supplement contains important information about the Investor Class and Class Z shares of the Funds referenced above (the “Funds”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 37 of the Investor Class Prospectus and page 22 of the Class Z Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

101858 12-06	IFIV126/P1006SP 12-06